Related Parties (Details Textual) $ / shares in Units, ₪ in Thousands		1 Months Ended	12 Months Ended					23 Months Ended
	Jul. 01, 2012 USD ($)	Dec. 20, 2011 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2010 USD ($)
Related Party Transaction [Line Items]
Percentage of success fee					6.00%
Percentage of success fee, M&A transactions					3.50%
Exercise price of options | $ / shares					$ 3.8
Director Fees [Member]
Related Party Transaction [Line Items]
Shares issued for services							2,652
Cukierman & Co. [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction | $		$ 5,000			$ 10,000			$ 8,500
Options granted		22,360
Shares issued for services					0	4,065	17,747
Cukierman & Co. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of success fee					4.00%
Cukierman & Co. [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of success fee					6.00%
Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction | $	$ 6,400
Shares issued for services					0	0	17,079
THCAP [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction | $					$ 3,700
Shares issued for services					0	0	6,004
THCAP [Member] | Director Fees [Member]
Related Party Transaction [Line Items]
Shares issued for services					0	0	2,405
iDnext [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction			$ 8,500	₪ 33